Loss per Share (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Loss per share [abstract]
Loss attributable to common equity holders	$ (13,199)	$ (3,473)
Weighted average number of shares for basic and diluted LPS	8,339,137	3,642,256